INCOME TAXES (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Tax expense/(recovery)
Canada	(543,000)	(621,000)	(2,074,000)
United States	5,541,000	8,510,000	3,722,000
Current Tax expense/(recovery)	4,998,000	7,889,000	1,648,000
Deferred Tax expense/(recovery)
Canada	64,746,000	(21,166,000)	17,720,000
United States	68,084,000	51,919,000	(292,359,000)
Deferred Tax expense/(recovery)	132,830,000	30,753,000	(274,639,000)
Income Tax expense/(recovery)	137,828,000	38,642,000	(272,991,000)
Deferred income tax expense recognized in Other Comprehensive Income	300,000	1,000,000	3,000,000